Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Consolidated Statements of Income and Comprehensive Income
Stock compensation charge	$ 410	$ 0	$ 23,677	$ 0